Schedule of Investments (unaudited) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Air Industries Group(a)	67,227	$82,689
Astronics Corp.(a)	59,640	789,037
CPI Aerostructures Inc.(a)	28,795	110,314
Ducommun Inc.(a)	27,186	1,459,888
Innovative Solutions & Support Inc.	33,744	220,011
Maxar Technologies Inc.(b)	154,427	5,959,338
National Presto Industries Inc.	13,072	1,155,957
Park Aerospace Corp.	50,064	671,358
Triumph Group Inc.	129,807	1,630,376
Vectrus Inc.(a)	28,826	1,433,229

		13,512,197

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	66,924	1,794,901
Radiant Logistics Inc.(a)	102,036	591,809

		2,386,710

Airlines — 0.1%
Mesa Air Group Inc.(a)	74,976	501,589

Auto Components — 1.4%
Cooper-Standard Holdings Inc.(a)	42,186	1,462,589
Horizon Global Corp.(a)	47,033	404,013
Modine Manufacturing Co.(a)	124,939	1,569,234
Motorcar Parts of America Inc.(a)(b)	47,429	930,557
Stoneridge Inc.(a)	65,476	1,979,339
Strattec Security Corp.	9,548	471,289
Superior Industries International Inc.(a)	63,143	258,255
Unique Fabricating Inc.(a)	19,088	104,971
Workhorse Group Inc.(a)(b)	238,342	4,714,405
XPEL Inc.(a)	42,144	2,172,945

		14,067,597

Automobiles — 0.1%
Arcimoto Inc.(a)(b)	41,823	553,318

Banks — 12.6%
1st Constitution Bancorp.	24,748	392,751
ACNB Corp.	21,958	548,950
Allegiance Bancshares Inc.	49,416	1,686,568
AltaBancorp	41,681	1,163,734
Amalgamated Bank, Class A	33,968	466,720
Amerant Bancorp Inc.(a)(b)	57,797	878,514
American National Bankshares Inc.	27,961	732,858
American River Bankshares, Class A	15,615	205,337
AmeriServ Financial Inc.	53,094	166,184
Ames National Corp.	23,605	566,992
Arrow Financial Corp.	36,137	1,080,858
Atlantic Capital Bancshares Inc.(a)	52,685	838,745
Bancorp. Inc. (The)(a)	130,686	1,783,864
Bank First Corp.(b)	16,352	1,059,937
Bank of Commerce Holdings	45,425	449,708
Bank of Marin Bancorp., Class A	35,205	1,208,940
Bank of Princeton (The)	13,754	321,981
Bank7 Corp.(b)	7,881	111,910
BankFinancial Corp.	36,193	317,775
Bankwell Financial Group Inc.	17,405	340,268
Bar Harbor Bankshares	38,602	872,019
Baycom Corp.(a)	29,490	447,363
BCB Bancorp. Inc.	38,870	430,291
Blue Ridge Bankshares Inc.(b)	12,281	218,725

Security	Shares	Value

Banks (continued)
Bridge Bancorp. Inc.	43,252	$1,045,833
Bryn Mawr Bank Corp.	49,673	1,519,745
Business First Bancshares Inc.	49,199	1,001,692
Byline Bancorp Inc.	63,371	979,082
C&F Financial Corp.	7,388	274,169
California Bancorp Inc.(a)	20,880	324,893
Cambridge Bancorp.	16,727	1,166,708
Camden National Corp.	39,037	1,396,744
Capital Bancorp Inc./MD(a)	21,622	301,194
Capital City Bank Group Inc.	36,378	894,171
Capstar Financial Holdings Inc.	43,478	641,301
Carter Bankshares Inc.	57,872	620,388
CB Financial Services Inc.	13,686	273,857
CBTX Inc.	45,787	1,168,026
Central Valley Community Bancorp.	27,825	414,314
Century Bancorp. Inc./MA, Class A, NVS	7,635	590,644
Chemung Financial Corp.	8,581	291,325
ChoiceOne Financial Services Inc.	19,206	591,737
Citizens & Northern Corp.	35,338	701,106
Citizens Community Bancorp. Inc./WI	28,997	315,777
Citizens Holding Co.	3,753	78,625
Civista Bancshares Inc.	43,341	759,768
CNB Financial Corp./PA	38,504	819,750
Coastal Financial Corp./WA(a)	24,239	509,019
Codorus Valley Bancorp. Inc.	22,340	378,886
Colony Bankcorp Inc.	22,358	327,545
Community Bankers Trust Corp.	58,461	394,612
Community Trust Bancorp. Inc.	39,131	1,449,804
ConnectOne Bancorp. Inc.	94,800	1,876,092
County Bancorp. Inc.	13,388	295,607
CrossFirst Bankshares Inc.(a)(b)	122,093	1,312,500
Customers Bancorp. Inc.(a)	74,553	1,355,374
Dime Community Bancshares Inc.	74,830	1,180,069
Eagle Bancorp. Montana Inc.	18,160	385,355
Enterprise Bancorp. Inc./MA	23,377	597,282
Equity Bancshares Inc., Class A(a)	36,939	797,513
Esquire Financial Holdings Inc.(a)	17,894	343,386
Evans Bancorp. Inc.	12,878	354,660
Farmers & Merchants Bancorp. Inc./Archbold OH	23,377	537,671
Farmers National Banc Corp.	71,575	949,800
Fidelity D&D Bancorp. Inc.	800	51,488
Financial Institutions Inc.	40,426	909,585
First Bancorp. Inc./ME	27,026	686,460
First Bancshares Inc. (The)	53,457	1,650,752
First Bank/Hamilton NJ	44,311	415,637
First Business Financial Services Inc.	22,887	421,350
First Capital Inc.	800	48,448
First Choice Bancorp.	27,843	514,817
First Community Bankshares Inc.	45,280	977,142
First Community Corp./SC	19,978	339,426
First Financial Corp./IN	35,787	1,390,325
First Financial Northwest Inc.	22,840	260,376
First Foundation Inc.	102,208	2,044,160
First Guaranty Bancshares Inc.	10,277	182,622
First Internet Bancorp.	24,488	703,785
First Mid Bancshares Inc.	38,803	1,306,109
First Northwest Bancorp.	23,465	366,054
First of Long Island Corp. (The)	60,564	1,081,067
First U.S. Bancshares Inc.	14,749	132,888
First United Corp.	17,586	272,583

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Western Financial Inc.(a)	17,541	$343,277
Flushing Financial Corp.	72,191	1,201,258
FNCB Bancorp Inc.	45,474	291,034
Franklin Financial Services Corp.	9,794	264,732
FVCBankcorp Inc.(a)	32,216	473,575
German American Bancorp. Inc.	65,049	2,152,471
Great Southern Bancorp. Inc.	27,295	1,334,726
Guaranty Bancshares Inc./TX	20,361	609,812
Hanmi Financial Corp.	75,427	855,342
Harborone Bancorp Inc.(a)	133,453	1,449,300
Hawthorn Bancshares Inc.	14,039	307,454
HBT Financial Inc.	26,530	401,930
Heritage Commerce Corp.	155,448	1,378,824
HomeTrust Bancshares Inc.	41,962	810,286
Horizon Bancorp Inc./IN	110,954	1,759,730
Howard Bancorp. Inc.(a)	37,662	444,788
Independent Bank Corp./MI	55,314	1,021,650
Investar Holding Corp.	25,989	429,858
Lakeland Bancorp. Inc.	122,891	1,560,716
Landmark Bancorp. Inc./Manhattan KS	11,507	262,935
LCNB Corp.	32,429	476,382
Level One Bancorp. Inc.	11,676	236,205
Limestone Bancorp. Inc.(a)	14,133	177,510
Macatawa Bank Corp.	66,113	553,366
Mackinac Financial Corp.	25,745	328,506
MainStreet Bancshares Inc.(a)	17,762	300,355
Malvern Bancorp. Inc.(a)(b)	20,292	314,526
Mercantile Bank Corp.	43,099	1,171,000
Meridian Corp.	14,640	304,512
Metrocity Bankshares Inc.	45,298	653,197
Metropolitan Bank Holding Corp.(a)	17,945	650,865
Mid Penn Bancorp. Inc.	16,177	354,276
Middlefield Banc Corp.	16,089	362,003
Midland States Bancorp. Inc.	55,884	998,647
MidWestOne Financial Group Inc.	38,885	952,683
MVB Financial Corp.	25,573	579,996
National Bankshares Inc.	14,775	462,605
Nicolet Bankshares Inc.(a)(b)	24,074	1,597,310
Northeast Bank(a)	19,330	435,312
Northrim Bancorp. Inc.	16,041	544,592
Norwood Financial Corp.	13,843	362,271
Ohio Valley Banc Corp.	9,572	225,899
Old Second Bancorp. Inc.	77,830	786,083
Origin Bancorp Inc.(b)	56,616	1,572,226
Orrstown Financial Services Inc.	30,737	508,697
Pacific Mercantile Bancorp.(a)	52,739	271,078
Parke Bancorp. Inc.	27,781	433,384
Partners Bancorp.	29,721	193,187
PCB Bancorp.	33,079	334,429
Peapack Gladstone Financial Corp.	46,830	1,065,851
Penns Woods Bancorp. Inc.	17,511	455,461
Peoples Bancorp. Inc./OH	49,108	1,330,336
Peoples Bancorp. of North Carolina Inc.	11,168	257,087
Peoples Financial Services Corp.	18,084	664,768
Plumas Bancorp.	13,309	312,762
Preferred Bank/Los Angeles CA	34,935	1,763,169
Premier Financial Bancorp. Inc.	34,118	453,428
Professional Holding Corp., Class A(a)	28,892	445,804
QCR Holdings Inc.(b)	38,981	1,543,258
RBB Bancorp.	44,106	678,350

Security	Shares	Value

Banks (continued)
Red River Bancshares Inc.	12,945	$641,425
Reliant Bancorp Inc.	39,332	732,362
Republic Bancorp. Inc./KY, Class A	25,701	927,035
Republic First Bancorp. Inc.(a)	124,878	355,902
Richmond Mutual Bancorp. Inc.	35,886	490,203
Riverview Financial Corp.	23,451	214,577
SB Financial Group Inc.	18,411	336,553
Select Bancorp. Inc.(a)	45,449	430,402
Shore Bancshares Inc.	31,710	462,966
Sierra Bancorp.	36,969	884,298
Silvergate Capital Corp., Class A(a)(b)	39,864	2,962,294
SmartFinancial Inc.	37,562	681,375
South Plains Financial Inc.	25,039	474,489
Southern First Bancshares Inc.(a)	19,997	706,894
Southern National Bancorp. of Virginia Inc.	56,535	684,639
Spirit of Texas Bancshares Inc.	34,507	579,718
Stock Yards Bancorp. Inc.	53,233	2,154,872
Summit Financial Group Inc.	30,031	663,084
TriState Capital Holdings Inc.(a)	69,955	1,217,217
Triumph Bancorp. Inc.(a)(b)	57,901	2,811,094
United Security Bancshares/Fresno CA	36,729	258,939
Unity Bancorp. Inc.	20,230	355,037
Univest Financial Corp.	72,564	1,493,367
Washington Trust Bancorp. Inc.	44,459	1,991,763
West Bancorp. Inc.	45,060	869,658

		125,107,327

Beverages — 0.5%
Celsius Holdings Inc.(a)(b)	88,806	4,467,830
NewAge Inc.(a)(b)	246,355	647,913

		5,115,743

Biotechnology — 14.9%
89bio Inc.(a)	20,611	502,290
Abeona Therapeutics Inc.(a)	152,321	239,144
Acorda Therapeutics Inc.(a)(b)	120,001	82,813
Adamas Pharmaceuticals Inc.(a)	61,101	264,567
Adicet Bio Inc.(a)	19,293	271,067
ADMA Biologics Inc.(a)(b)	155,206	302,652
Aeglea BioTherapeutics Inc.(a)(b)	108,844	856,602
Affimed NV(a)	209,705	1,220,483
Agenus Inc.(a)	391,457	1,244,833
AIM ImmunoTech Inc.(a)	100,940	180,683
Akero Therapeutics Inc.(a)(b)	34,876	899,801
Albireo Pharma Inc.(a)	42,483	1,593,537
Aldeyra Therapeutics Inc.(a)(b)	81,881	561,704
Aligos Therapeutics Inc.(a)	25,076	693,351
Allena Pharmaceuticals Inc.(a)(b)	68,961	88,270
Alpine Immune Sciences Inc.(a)	13,536	170,554
Altimmune Inc.(a)(b)	82,450	930,036
Anavex Life Sciences Corp.(a)(b)	135,488	731,635
Anika Therapeutics Inc.(a)(b)	35,345	1,599,715
Anixa Biosciences Inc.(a)(b)	54,609	167,650
Applied Genetic Technologies Corp./DE(a)	62,621	256,120
Aprea Therapeutics Inc.(a)	18,403	90,543
Aptinyx Inc.(a)(b)	66,138	228,837
AquaBounty Technologies Inc.(a)(b)	59,347	519,880
Aravive Inc.(a)(b)	32,413	182,809
Arbutus Biopharma Corp.(a)(b)	155,449	551,844
Arcturus Therapeutics Holdings Inc.(a)(b)	55,462	2,405,942
Ardelyx Inc.(a)(b)	189,592	1,226,660

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aridis Pharmaceuticals Inc.(a)	17,221	$104,531
Armata Pharmaceuticals Inc.(a)(b)	33,981	101,430
Assembly Biosciences Inc.(a)	79,012	478,023
Athersys Inc.(a)(b)	445,886	780,300
Atreca Inc., Class A(a)(b)	72,698	1,174,073
aTyr Pharma Inc.(a)	22,070	85,632
AVEO Pharmaceuticals Inc.(a)	56,611	326,645
Avid Bioservices Inc.(a)(b)	143,610	1,657,259
Avrobio Inc.(a)(b)	79,569	1,109,192
Axcella Health Inc.(a)	39,073	202,789
Bellicum Pharmaceuticals Inc.(a)(b)	13,233	46,712
Beyondspring Inc.(a)	37,857	461,855
BioCryst Pharmaceuticals Inc.(a)(b)	447,240	3,331,938
Bioxcel Therapeutics Inc.(a)(b)	32,240	1,489,488
BrainStorm Cell Therapeutics Inc.(a)(b)	71,808	324,931
Cabaletta Bio Inc.(a)(b)	32,899	410,580
Calithera Biosciences Inc.(a)	168,112	825,430
Calyxt Inc.(a)(b)	28,867	121,819
Capricor Therapeutics Inc.(a)	30,997	106,320
CASI Pharmaceuticals Inc.(a)	170,813	503,898
Catabasis Pharmaceutical Inc.(a)	49,397	105,710
Catalyst Biosciences Inc.(a)	56,142	354,256
Catalyst Pharmaceuticals Inc.(a)	245,022	818,373
Celcuity Inc.(a)(b)	14,921	137,422
Celldex Therapeutics Inc.(a)(b)	99,351	1,740,630
Cellular Biomedicine Group Inc.(a)	32,004	588,234
CEL-SCI Corp.(a)(b)	86,166	1,004,696
Celsion Corp.(a)(b)	62,831	44,673
Centogene NV(a)	22,189	239,197
Checkmate Pharmaceuticals Inc.(a)	12,599	183,819
Checkpoint Therapeutics Inc.(a)	122,295	324,082
Chimerix Inc.(a)	124,859	603,069
Chinook Therapeutics Inc.(a)	33,921	537,987
Cidara Therapeutics Inc.(a)(b)	91,251	182,502
Codiak Biosciences Inc.(a)	13,354	431,334
Cohbar Inc.(a)	61,319	82,167
Concert Pharmaceuticals Inc.(a)	73,947	934,690
ContraFect Corp.(a)	61,846	312,322
Corbus Pharmaceuticals Holdings Inc.(a)(b)	197,008	246,260
Corvus Pharmaceuticals Inc.(a)(b)	34,800	123,888
Crinetics Pharmaceuticals Inc.(a)	69,439	979,784
CTI BioPharma Corp.(a)(b)	150,138	483,444
Cue Biopharma Inc.(a)(b)	73,868	924,089
Cyclerion Therapeutics Inc.(a)	57,713	176,602
CytomX Therapeutics Inc.(a)(b)	115,640	757,442
Dermtech Inc.(a)(b)	21,590	700,380
DiaMedica Therapeutics Inc.(a)	44,454	450,764
Dyadic International Inc.(a)	50,437	271,351
Dynavax Technologies Corp.(a)(b)	269,996	1,201,482
Eiger BioPharmaceuticals Inc.(a)	71,072	873,475
Enochian Biosciences Inc.(a)	36,201	106,793
Entasis Therapeutics Holdings Inc.(a)(b)	8,510	21,020
Equillium Inc.(a)	14,873	79,571
Evelo Biosciences Inc.(a)(b)	51,838	626,721
Exicure Inc.(a)	154,289	273,092
Fennec Pharmaceuticals Inc.(a)(b)	54,844	408,588
Five Prime Therapeutics Inc.(a)	78,636	1,337,598
Flexion Therapeutics Inc.(a)(b)	111,421	1,285,798
Foghorn Therapeutics Inc.(a)	17,691	358,597
Fortress Biotech Inc.(a)(b)	163,018	516,767

Security	Shares	Value

Biotechnology (continued)
Frequency Therapeutics Inc.(a)(b)	63,752	$2,247,896
Galectin Therapeutics Inc.(a)(b)	96,985	217,246
Galera Therapeutics Inc.(a)	22,894	234,206
Genocea Biosciences Inc.(a)	45,689	110,567
Genprex Inc.(a)(b)	74,441	308,930
Geron Corp.(a)(b)	735,625	1,169,644
GlycoMimetics Inc.(a)	95,583	359,392
Greenwich Lifesciences Inc.(a)(b)	7,362	268,492
Gritstone Oncology Inc.(a)	77,790	306,493
Harpoon Therapeutics Inc.(a)(b)	27,751	460,944
Homology Medicines Inc.(a)	86,874	980,807
Hookipa Pharma Inc.(a)(b)	32,755	363,253
iBio Inc.(a)(b)	449,465	471,938
Ideaya Biosciences Inc.(a)	40,291	564,074
Idera Pharmaceuticals Inc.(a)	71,778	263,425
Immucell Corp.(a)	15,655	93,147
Immunic Inc.(a)	14,624	223,601
ImmunoGen Inc.(a)(b)	465,247	3,000,843
Infinity Pharmaceuticals Inc.(a)(b)	100,894	213,895
Inmune Bio Inc.(a)(b)	15,129	260,521
Inozyme Pharma Inc.(a)(b)	21,026	433,977
Intellia Therapeutics Inc.(a)(b)	126,730	6,894,112
IVERIC bio Inc.(a)	204,245	1,411,333
Jounce Therapeutics Inc.(a)	45,281	316,967
Kadmon Holdings Inc.(a)(b)	438,148	1,818,314
KalVista Pharmaceuticals Inc.(a)	35,005	664,745
Keros Therapeutics Inc.(a)	32,823	2,315,334
Kezar Life Sciences Inc.(a)	79,311	414,003
Kindred Biosciences Inc.(a)	95,795	412,876
Kura Oncology Inc.(a)	155,702	5,085,227
La Jolla Pharmaceutical Co.(a)(b)	46,985	182,302
Lantern Pharma Inc.(a)(b)	4,850	93,363
Leap Therapeutics Inc.(a)(b)	97,194	218,687
Lexicon Pharmaceuticals Inc.(a)(b)	104,179	356,292
LogicBio Therapeutics Inc.(a)	32,283	246,319
Lumos Pharma Inc.(a)(b)	16,749	598,107
Magenta Therapeutics Inc.(a)	52,629	412,611
MannKind Corp.(a)(b)	573,767	1,795,891
Marker Therapeutics Inc.(a)(b)	76,321	110,665
MediciNova Inc.(a)	109,083	573,777
MEI Pharma Inc.(a)	265,528	700,994
MeiraGTx Holdings PLC(a)	52,042	787,916
Merrimack Pharmaceuticals Inc.(a)	28,384	195,566
Mersana Therapeutics Inc.(a)	134,901	3,589,716
Metacrine Inc.(a)	14,883	116,980
Millendo Therapeutics Inc.(a)	39,582	84,705
Minerva Neurosciences Inc.(a)	87,367	204,439
Mirum Pharmaceuticals Inc.(a)(b)	13,444	234,732
Molecular Templates Inc.(a)(b)	67,571	634,492
Monopar Therapeutics Inc.(a)(b)	4,549	27,840
Morphic Holding Inc.(a)	35,583	1,193,810
Mustang Bio Inc.(a)	123,976	469,249
NanoViricides Inc.(a)	21,622	62,055
NantKwest Inc.(a)(b)	80,530	1,073,465
Neoleukin Therapeutics Inc.(a)(b)	82,573	1,164,279
NeuBase Therapeutics Inc.(a)	43,253	302,338
NeuroBo Pharmaceuticals Inc.(a)	10,567	55,477
Nymox Pharmaceutical Corp.(a)(b)	104,249	258,538
Oncocyte Corp.(a)(b)	159,056	380,144
Oncorus Inc.(a)(b)	14,948	483,269

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
OncoSec Medical Inc.(a)(b)	26,938	$173,750
Oncternal Therapeutics Inc.(b)(c)	1,634	3,350
Oncternal Therapeutics Inc.(a)	28,211	138,234
OpGen Inc.(a)(b)	32,839	66,992
Organogenesis Holdings Inc.(a)	53,035	399,354
Orgenesis Inc.(a)	46,559	209,516
Ovid therapeutics Inc.(a)	110,609	255,507
Oyster Point Pharma Inc.(a)(b)	15,303	288,002
Pandion Therapeutics Inc.(a)	19,588	290,882
PhaseBio Pharmaceuticals Inc.(a)(b)	37,228	125,086
Pieris Pharmaceuticals Inc.(a)	128,272	320,680
PolarityTE Inc.(a)(b)	80,465	54,716
Precision BioSciences Inc.(a)	118,176	985,588
Prevail Therapeutics Inc.(a)	36,551	843,232
Protagonist Therapeutics Inc.(a)	78,383	1,580,201
Protara Therapeutics Inc.(a)	9,594	232,271
Proteostasis Therapeutics Inc.	128,548	13,883
Prothena Corp. PLC(a)	79,927	959,923
Rapt Therapeutics Inc.(a)	28,270	558,332
Replimune Group Inc.(a)(b)	59,905	2,285,376
Rigel Pharmaceuticals Inc.(a)	432,643	1,514,250
Savara Inc.(a)	120,861	138,990
Scholar Rock Holding Corp.(a)	64,384	3,124,556
Selecta Biosciences Inc.(a)(b)	176,808	535,728
Seres Therapeutics Inc.(a)(b)	137,604	3,371,298
Soleno Therapeutics Inc.(a)	155,311	299,750
Solid Biosciences Inc.(a)	66,075	500,848
Soligenix Inc.(a)(b)	74,874	95,839
Sonnet BioTherapeutics Holdings Inc.(a)(b)	20,596	45,929
Sorrento Therapeutics Inc.(a)(b)	630,280	4,301,661
Spectrum Pharmaceuticals Inc.(a)(b)	365,931	1,247,825
Spero Therapeutics Inc.(a)(b)	51,269	994,106
Spruce Biosciences Inc.(a)	17,230	418,861
SQZ Biotechnologies Co.(a)	10,930	316,751
Surface Oncology Inc.(a)(b)	60,677	560,655
Sutro Biopharma Inc.(a)	66,906	1,452,529
Synaptogenix Inc., NVS(a)	163	245
Syndax Pharmaceuticals Inc.(a)(b)	68,655	1,526,887
Synlogic Inc.(a)	43,633	94,247
Syros Pharmaceuticals Inc.(a)(b)	106,127	1,151,478
TCR2 Therapeutics Inc.(a)	64,576	1,997,336
Tyme Technologies Inc.(a)	176,496	215,325
UNITY Biotechnology Inc.(a)	90,283	473,083
Vaccinex Inc.(a)(b)	13,859	28,688
Vanda Pharmaceuticals Inc.(a)	135,124	1,775,529
Vaxart Inc.(a)(b)	135,105	771,450
VBI Vaccines Inc.(a)(b)	444,688	1,222,892
Verastem Inc.(a)	439,509	936,154
Vericel Corp.(a)(b)	115,273	3,559,630
Viking Therapeutics Inc.(a)(b)	168,001	945,846
Voyager Therapeutics Inc.(a)(b)	65,905	471,221
vTv Therapeutics Inc., Class A(a)(b)	27,180	50,555
X4 Pharmaceuticals Inc.(a)	41,459	266,581
XBiotech Inc.(a)(b)	36,667	573,839
XOMA Corp.(a)	15,937	703,300
ZIOPHARM Oncology Inc.(a)	544,589	1,372,364

		147,870,857

Building Products — 0.7%
Alpha Pro Tech Ltd.(a)(b)	31,666	353,076
Armstrong Flooring Inc.(a)(b)	51,486	196,676

Security	Shares	Value

Building Products (continued)
Caesarstone Ltd.	56,020	$722,098
Insteel Industries Inc.	46,569	1,037,092
PGT Innovations Inc.(a)	144,105	2,931,096
Quanex Building Products Corp.	83,232	1,845,253

		7,085,291

Capital Markets — 1.2%
B. Riley Financial Inc.	48,101	2,127,026
Cowen Inc., Class A	64,936	1,687,687
Diamond Hill Investment Group Inc.	7,628	1,138,632
Donnelley Financial Solutions Inc.(a)	75,190	1,275,974
Greenhill & Co. Inc.	36,215	439,650
Hennessy Advisors Inc.	10,046	85,692
Manning & Napier Inc.	37,769	236,812
Oppenheimer Holdings Inc., Class A, NVS	23,145	727,447
Pzena Investment Management Inc., Class A	45,191	329,894
Safeguard Scientifics Inc.(a)(b)	51,392	327,881
Siebert Financial Corp.(a)(b)	26,070	109,494
Silvercrest Asset Management Group Inc., Class A	24,295	337,458
StoneX Group Inc.(a)	43,164	2,499,196
Westwood Holdings Group Inc.	18,146	263,117

		11,585,960

Chemicals — 1.1%
Advanced Emissions Solutions Inc.	39,946	219,703
AgroFresh Solutions Inc.(a)(b)	78,832	178,949
American Vanguard Corp.	72,771	1,129,406
Amyris Inc.(a)(b)	272,021	1,679,730
FutureFuel Corp.	66,646	846,404
Hawkins Inc.	24,608	1,287,244
Intrepid Potash Inc.(a)(b)	24,217	584,841
Koppers Holdings Inc.(a)	51,468	1,603,743
LSB Industries Inc.(a)	58,027	196,711
Marrone Bio Innovations Inc.(a)(b)	172,852	216,065
Northern Technologies International Corp.	20,374	215,149
Rayonier Advanced Materials Inc.(a)	156,694	1,021,645
Trecora Resources(a)	61,622	430,738
Tredegar Corp.	66,572	1,111,752

		10,722,080

Commercial Services & Supplies — 1.0%
Acme United Corp.	6,272	188,975
AMREP Corp.(a)	4,400	37,576
CECO Environmental Corp.(a)	77,902	542,198
Charah Solutions Inc.(a)(b)	27,047	77,625
Ennis Inc.	64,985	1,159,982
Heritage-Crystal Clean Inc.(a)	39,375	829,631
IBEX Holdings Ltd.(a)	12,238	228,851
Kimball International Inc., Class B	89,443	1,068,844
Montrose Environmental Group Inc.(a)(b)	28,715	889,016
NL Industries Inc.(b)	23,678	113,181
Odyssey Marine Exploration Inc.(a)	25,721	182,619
Perma-Fix Environmental Services Inc.(a)	30,281	180,778
PICO Holdings Inc.(a)	42,130	393,915
Quad/Graphics Inc.	83,358	318,428
RR Donnelley & Sons Co.	178,908	404,332
SP Plus Corp.(a)	58,019	1,672,688
Team Inc.(a)	76,024	828,662
Virco Mfg. Corp.(a)	22,506	56,940
VSE Corp.	22,415	862,753

		10,036,994

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.6%
Applied Optoelectronics Inc.(a)(b)	55,294	$470,552
Aviat Networks Inc.(a)	11,781	402,321
BK Technologies Corp.(a)	17,683	53,580
CalAmp Corp.(a)	86,662	859,687
Calix Inc.(a)	133,125	3,961,800
Cambium Networks Corp.(a)	14,817	371,610
Clearfield Inc.(a)	28,580	706,498
Communications Systems Inc.	20,159	92,127
Comtech Telecommunications Corp.	61,392	1,270,200
Digi International Inc.(a)	72,557	1,371,327
DZS Inc.(a)	31,352	485,015
EMCORE Corp.(a)	77,133	420,375
Genasys Inc.(a)	85,354	556,508
Harmonic Inc.(a)(b)	245,114	1,811,392
KVH Industries Inc.(a)	41,476	470,753
Lantronix Inc.(a)	46,141	204,866
Network-1 Technologies Inc.	40,368	148,958
PCTEL Inc.	44,587	292,937
Resonant Inc.(a)(b)	131,274	347,876
Ribbon Communications Inc.(a)	173,636	1,139,052
TESSCO Technologies Inc.	16,442	102,598

		15,540,032

Construction & Engineering — 1.5%
Aegion Corp.(a)	76,666	1,455,887
Argan Inc.	37,678	1,676,294
Concrete Pumping Holdings Inc.(a)(b)	67,920	260,134
Great Lakes Dredge & Dock Corp.(a)	160,859	2,118,513
HC2 Holdings Inc.(a)(b)	141,141	460,120
IES Holdings Inc.(a)	20,587	947,825
Infrastructure and Energy Alternatives Inc.(a)(b)	30,417	504,010
Matrix Service Co.(a)	72,624	800,316
MYR Group Inc.(a)	41,110	2,470,711
Northwest Pipe Co.(a)	23,921	676,964
NV5 Global Inc.(a)(b)	27,534	2,169,129
Orion Group Holdings Inc.(a)(b)	72,460	359,402
Sterling Construction Co. Inc.(a)(b)	69,617	1,295,572

		15,194,877

Construction Materials — 0.3%
Forterra Inc.(a)	72,606	1,248,460
U.S. Concrete Inc.(a)(b)	39,937	1,596,282
United State Lime & Minerals Inc.	4,509	514,026

		3,358,768

Consumer Finance — 0.6%
Atlanticus Holdings Corp.(a)(b)	13,368	329,254
Consumer Portfolio Services Inc.(a)	42,688	180,997
Curo Group Holdings Corp.	45,503	652,058
Elevate Credit Inc.(a)	45,509	181,581
Enova International Inc.(a)	86,908	2,152,711
EZCORP Inc., Class A, NVS(a)	121,008	579,628
Medallion Financial Corp.(a)	56,191	275,336
Nicholas Financial Inc.(a)	13,740	115,141
Oportun Financial Corp.(a)	49,918	966,912
Regional Management Corp.	21,432	639,960

		6,073,578

Containers & Packaging — 0.4%
Myers Industries Inc.	89,868	1,867,457
Ranpak Holdings Corp.(a)(b)	73,869	992,799
UFP Technologies Inc.(a)(b)	17,235	803,151

		3,663,407

Security	Shares	Value

Distributors — 0.1%
Educational Development Corp.	16,981	$260,828
Funko Inc., Class A(a)(b)	60,988	633,056
Greenlane Holdings Inc., Class A(a)(b)	27,995	110,860
Weyco Group Inc.	15,538	246,122

		1,250,866

Diversified Consumer Services — 1.0%
American Public Education Inc.(a)(b)	36,564	1,114,471
Aspen Group Inc./CO(a)	49,673	552,860
Carriage Services Inc.	41,915	1,312,778
Collectors Universe Inc.	23,160	1,746,264
Franchise Group Inc.	55,493	1,689,762
Houghton Mifflin Harcourt Co.(a)(b)	266,916	888,830
Lincoln Educational Services Corp.(a)(b)	61,204	397,826
Regis Corp.(a)(b)	59,645	548,138
Select Interior Concepts Inc., Class A(a)(b)	45,430	324,825
Universal Technical Institute Inc.(a)	73,918	477,510
Zovio Inc.(a)	76,710	363,605

		9,416,869

Diversified Financial Services — 0.2%
Alerus Financial Corp.	39,589	1,083,551
A-Mark Precious Metals Inc.	12,607	323,370
GWG Holdings Inc.(a)(b)	5,268	36,823
Marlin Business Services Corp.	21,702	265,632
SWK Holdings Corp.(a)	10,009	144,030

		1,853,406

Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group Inc.	133,322	491,958
Cincinnati Bell Inc.(a)	122,960	1,878,829
Consolidated Communications Holdings Inc.(a)	185,154	905,403
IDT Corp., Class B(a)	49,273	609,014
Ooma Inc.(a)	53,596	771,782
ORBCOMM Inc.(a)(b)	187,890	1,394,144

		6,051,130

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	34,743	250,497
Spark Energy Inc., Class A	31,439	300,871

		551,368

Electrical Equipment — 1.9%
Allied Motion Technologies Inc.	18,635	952,248
American Superconductor Corp.(a)	67,692	1,585,347
Babcock & Wilcox Enterprises Inc.(a)	56,262	197,480
Beam Global(a)(b)	14,752	1,088,402
Energous Corp.(a)(b)	101,749	183,148
FuelCell Energy Inc.(a)(b)	725,153	8,099,959
LSI Industries Inc.	65,734	562,683
Orion Energy Systems Inc.(a)	69,154	682,550
Powell Industries Inc.	22,329	658,482
Preformed Line Products Co.	7,693	526,509
TPI Composites Inc.(a)(b)	77,847	4,108,765
Ultralife Corp.(a)(b)	23,411	151,469

		18,797,042

Electronic Equipment, Instruments & Components — 1.7%
Airgain Inc.(a)(b)	23,024	409,367
Akoustis Technologies Inc.(a)(b)	79,850	976,566
Applied DNA Sciences Inc.(a)(b)	12,990	66,249
Arlo Technologies Inc.(a)	201,326	1,568,330
Bel Fuse Inc., Class B, NVS	25,245	379,432
Coda Octopus Group Inc.(a)(b)	16,906	106,339

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CTS Corp.(b)	80,539	$2,764,904
Daktronics Inc.	92,352	432,207
Frequency Electronics Inc.(a)	12,524	135,384
Identiv Inc.(a)(b)	44,668	379,678
IEC Electronics Corp.(a)(b)	23,716	321,352
Intellicheck Inc.(a)	45,899	523,478
Iteris Inc.(a)	103,822	586,594
Key Tronic Corp.(a)(b)	27,124	187,156
Kimball Electronics Inc.(a)(b)	59,775	955,802
LGL Group Inc. (The)(a)	8,890	111,481
LightPath Technologies Inc., Class A(a)	63,058	247,187
Luna Innovations Inc.(a)	73,973	730,853
Napco Security Technologies Inc.(a)(b)	29,929	784,738
PAR Technology Corp.(a)(b)	47,889	3,006,950
Powerfleet Inc.(a)	73,343	544,939
Research Frontiers Inc.(a)(b)	72,607	204,026
RF Industries Ltd.	24,409	119,848
Richardson Electronics Ltd.	32,804	154,507
SMTC Corp.(a)(b)	47,500	235,600
Vishay Precision Group Inc.(a)	30,879	972,071
Wayside Technology Group Inc.	10,521	200,951
Wrap Technologies Inc.(a)(b)	29,434	142,166

		17,248,155

Energy Equipment & Services — 0.9%
Aspen Aerogels Inc.(a)	53,265	888,993
Bristow Group Inc.(a)	16,386	431,279
Dawson Geophysical Co.(a)(b)	77,607	164,527
DMC Global Inc.	36,649	1,585,069
Exterran Corp.(a)	76,806	339,483
Geospace Technologies Corp.(a)	39,112	334,799
Gulf Island Fabrication Inc.(a)	42,650	130,509
ION Geophysical Corp.(a)(b)	47,682	115,867
KLX Energy Services Holdings Inc.(a)(b)	18,422	119,006
Mammoth Energy Services Inc.(a)	46,204	205,608
Natural Gas Services Group Inc.(a)(b)	37,321	353,803
Newpark Resources Inc.(a)	249,213	478,489
Nine Energy Service Inc.(a)	57,537	156,501
Oil States International Inc.(a)	160,413	805,273
Ranger Energy Services Inc.(a)(b)	19,472	70,878
SEACOR Marine Holdings Inc.(a)(b)	58,821	159,405
Solaris Oilfield Infrastructure Inc., Class A	72,622	591,143
Tidewater Inc.(a)(b)	89,448	772,831
U.S. Silica Holdings Inc.	188,010	1,319,830

		9,023,293

Entertainment — 0.1%
Gaia Inc.(a)(b)	31,849	314,668
LiveXLive Media Inc.(a)(b)	123,468	404,975
Reading International Inc., Class A, NVS(a)(b)	41,437	208,014

		927,657

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alpine Income Property Trust Inc.	17,638	264,394
Bluerock Residential Growth REIT Inc.	62,506	791,951
Braemar Hotels & Resorts Inc.	79,886	368,275
BRT Apartments Corp.	28,297	430,114
CatchMark Timber Trust Inc., Class A	128,535	1,203,088
CIM Commercial Trust Corp.	29,172	415,409
City Office REIT Inc.	109,628	1,071,066
Clipper Realty Inc.	40,119	282,839
Condor Hospitality Trust Inc.	15,671	61,745

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust Inc.	34,409	$235,702
CorePoint Lodging Inc.	101,390	697,563
CTO Realty Growth Inc.	15,016	633,075
Farmland Partners Inc.	67,581	587,955
Front Yard Residential Corp.	127,376	2,063,491
Gladstone Commercial Corp.	87,430	1,573,740
Gladstone Land Corp.	54,566	798,846
Global Medical REIT Inc.	111,048	1,450,287
Global Self Storage Inc.	31,138	124,863
Hersha Hospitality Trust	86,492	682,422
NETSTREIT Corp.	31,165	607,406
New Senior Investment Group Inc.	209,099	1,083,133
NexPoint Residential Trust Inc.	56,310	2,382,476
One Liberty Properties Inc.	41,534	833,587
Pennsylvania REIT(b)	197,059	197,059
Plymouth Industrial REIT Inc.	60,870	913,050
Postal Realty Trust Inc., Class A	22,040	372,035
Preferred Apartment Communities Inc., Class A	121,895	902,023
Retail Value Inc.	42,440	631,083
Seritage Growth Properties, Class A(a)(b)	85,993	1,262,377
Sotherly Hotels Inc.	36,710	91,775
UMH Properties Inc.	98,123	1,453,202
Urstadt Biddle Properties Inc., Class A	75,318	1,064,243
Whitestone REIT	102,355	815,769

		26,346,043

Food & Staples Retailing — 0.7%
Chefs’ Warehouse Inc. (The)(a)(b)	75,975	1,951,798
HF Foods Group Inc.(a)(b)	89,298	671,521
Natural Grocers by Vitamin Cottage Inc.	23,195	318,699
Rite Aid Corp.(a)(b)	138,330	2,189,764
SpartanNash Co.	89,763	1,562,774
Village Super Market Inc., Class A	21,668	477,996

		7,172,552

Food Products — 0.4%
Alico Inc.	13,151	407,944
Arcadia Biosciences Inc.(a)(b)	20,976	53,069
Bridgford Foods Corp.(a)	4,203	76,579
Farmer Bros. Co.(a)	42,635	199,105
Laird Superfood Inc.(a)	7,536	356,604
Landec Corp.(a)	67,000	726,950
Lifeway Foods Inc.(a)(b)	11,723	63,421
Limoneira Co.	42,997	715,900
RiceBran Technologies(a)	71,641	43,701
S&W Seed Co.(a)	37,648	110,309
Seneca Foods Corp., Class A(a)(b)	16,414	654,919

		3,408,501

Gas Utilities — 0.1%
RGC Resources Inc.	20,306	482,877

Health Care Equipment & Supplies — 4.8%
Accuray Inc.(a)	226,314	943,729
Allied Healthcare Products Inc.(a)(b)	7,833	38,147
Alphatec Holdings Inc.(a)	138,318	2,008,377
AngioDynamics Inc.(a)(b)	93,076	1,426,855
Antares Pharma Inc.(a)(b)	415,027	1,655,958
Apollo Endosurgery Inc.(a)(b)	32,969	112,095
Apyx Medical Corp.(a)	86,513	622,894
Aspira Women’s Health Inc.(a)(b)	206,046	1,382,569
Bellerophon Therapeutics Inc.(a)	10,777	71,883

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Beyond Air Inc.(a)(b)	35,020	$184,555
BioLife Solutions Inc.(a)(b)	35,721	1,424,911
Biomerica Inc.(a)	23,804	118,544
BioSig Technologies Inc.(a)(b)	62,508	243,781
Chembio Diagnostics Inc.(a)(b)	50,662	240,644
ClearPoint Neuro Inc.(a)(b)	36,293	576,696
Co-Diagnostics Inc.(a)(b)	68,380	635,934
CryoPort Inc.(a)(b)	86,107	3,778,375
Cutera Inc.(a)(b)	43,757	1,054,981
CytoSorbents Corp.(a)	105,613	841,736
Electromed Inc.(a)	18,402	180,524
FONAR Corp.(a)	15,468	268,524
GenMark Diagnostics Inc.(a)	176,554	2,577,688
Heska Corp.(a)(b)	17,644	2,569,849
IntriCon Corp.(a)(b)	21,581	390,616
Invacare Corp.	85,845	768,313
iRadimed Corp.(a)	15,079	343,801
Lantheus Holdings Inc.(a)	166,915	2,251,683
LeMaitre Vascular Inc.	42,214	1,709,667
LENSAR Inc.(a)(b)	19,606	142,144
Meridian Bioscience Inc.(a)	107,099	2,001,680
Microbot Medical Inc.(a)(b)	16,173	111,432
Milestone Scientific Inc.(a)(b)	106,994	226,827
Misonix Inc.(a)(b)	30,220	377,750
Motus GI Holdings Inc.(a)	45,084	42,740
Nemaura Medical Inc.(a)	18,385	69,311
Neuronetics Inc.(a)(b)	42,178	468,598
OrthoPediatrics Corp.(a)(b)	33,399	1,377,709
PAVmed Inc.(a)(b)	96,891	205,409
Pro-Dex Inc.(a)	6,286	194,677
Pulse Biosciences Inc.(a)(b)	35,073	836,842
Repro-Med Systems Inc.(a)(b)	68,819	414,290
Retractable Technologies Inc.(a)(b)	34,980	375,685
Rockwell Medical Inc.(a)(b)	178,512	180,297
SeaSpine Holdings Corp.(a)	67,198	1,172,605
Sensus Healthcare Inc.(a)(b)	31,251	120,629
SI-BONE Inc.(a)(b)	72,323	2,162,458
Sientra Inc.(a)(b)	118,003	459,032
Soliton Inc.(a)	17,790	136,627
Stereotaxis Inc.(a)	113,361	577,007
Strata Skin Sciences Inc.(a)	50,813	76,220
Surgalign Holdings Inc.(a)	152,016	332,915
Surmodics Inc.(a)	33,723	1,467,625
Tela Bio Inc.(a)	18,104	272,284
ThermoGenesis Holdings Inc.(a)(b)	9,385	19,615
TransMedics Group Inc.(a)(b)	63,941	1,272,426
Utah Medical Products Inc.	7,989	673,473
Vapotherm Inc.(a)	49,980	1,342,463
Venus Concept Inc.(a)	50,270	86,967
ViewRay Inc.(a)(b)	282,775	1,080,200
VolitionRx Ltd.(a)	72,547	282,208
Zynex Inc.(a)(b)	47,153	634,679

		47,618,153

Health Care Providers & Services — 3.1%
American Renal Associates Holdings Inc.(a)(b)	37,189	425,814
Apollo Medical Holdings Inc.(a)	50,977	931,350
Avalon GloboCare Corp.(a)(b)	53,175	59,556
Biodesix Inc.(a)	6,995	141,019
Castle Biosciences Inc.(a)	30,237	2,030,415
Community Health Systems Inc.(a)	216,259	1,606,804

Security	Shares	Value

Health Care Providers & Services (continued)
Cross Country Healthcare Inc.(a)	91,474	$811,374
Enzo Biochem Inc.(a)(b)	113,691	286,501
Exagen Inc.(a)(b)	12,512	165,158
Five Star Senior Living Inc.(a)	48,008	331,255
Fulgent Genetics Inc.(a)(b)	33,944	1,768,482
Great Elm Group Inc., NVS(a)	50,923	139,529
Hanger Inc.(a)(b)	93,393	2,053,712
InfuSystem Holdings Inc.(a)(b)	37,805	709,978
Joint Corp. (The)(a)	33,620	882,861
Ontrak Inc.(a)	20,301	1,254,399
Owens & Minor Inc.	183,039	4,951,205
PetIQ Inc.(a)(b)	54,203	2,084,105
Progenity Inc.(a)(b)	8,656	45,963
Providence Service Corp. (The)(a)	30,623	4,245,267
Psychemedics Corp.	12,145	61,818
RadNet Inc.(a)	109,750	2,147,808
Sharps Compliance Corp.(a)	37,206	351,597
Surgery Partners Inc.(a)(b)	57,050	1,655,021
Triple-S Management Corp., Class B(a)	56,882	1,214,431
Viemed Healthcare Inc.(a)	88,177	684,254

		31,039,676

Health Care Technology — 0.7%
Computer Programs & Systems Inc.	32,716	878,097
HealthStream Inc.(a)(b)	64,678	1,412,568
Icad Inc.(a)(b)	51,695	682,374
MTBC Inc.(a)(b)	18,196	165,038
NantHealth Inc.(a)(b)	72,952	235,635
OptimizeRx Corp.(a)(b)	37,526	1,169,310
Simulations Plus Inc.	35,260	2,535,899
Streamline Health Solutions Inc.(a)	59,476	92,783

		7,171,704

Hotels, Restaurants & Leisure — 2.0%
Allied Esports Entertainment Inc.(a)(b)	10,374	16,391
Ark Restaurants Corp.	6,042	117,154
Biglari Holdings Inc., Class A(a)	205	119,925
Biglari Holdings Inc., Class B, NVS(a)(b)	2,270	252,424
Bluegreen Vacations Holding Corp.	29,409	397,904
Carrols Restaurant Group Inc.(a)	87,991	552,584
Century Casinos Inc.(a)	70,059	447,677
Chuy’s Holdings Inc.(a)(b)	49,583	1,313,454
Del Taco Restaurants Inc.(a)	78,382	710,141
Dover Motorsports Inc.	54,069	122,737
Drive Shack Inc.(a)(b)	151,677	360,991
El Pollo Loco Holdings Inc.(a)(b)	48,007	868,927
Esports Entertainment Group Inc.(a)	16,981	107,829
Everi Holdings Inc.(a)	207,113	2,860,231
FAT Brands Inc.(a)(b)	4,138	24,621
Fiesta Restaurant Group Inc.(a)	46,015	524,571
Full House Resorts Inc.(a)(b)	65,615	257,867
GAN Ltd.(a)	59,935	1,215,482
Golden Entertainment Inc.(a)	43,497	865,155
Inspired Entertainment Inc.(a)	32,733	215,383
J Alexander’s Holdings Inc.(a)	30,363	221,346
Kura Sushi USA Inc., Class A(a)(b)	8,681	169,280
Lindblad Expeditions Holdings Inc.(a)(b)	65,681	1,124,459
Monarch Casino & Resort Inc.(a)(b)	32,422	1,984,875
Nathan’s Famous Inc.	6,737	372,017
Noodles & Co.(a)	80,828	638,541
ONE Group Hospitality Inc. (The)(a)(b)	41,391	153,147

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
PlayAGS Inc.(a)	66,515	$478,908
Potbelly Corp.(a)(b)	54,166	238,330
RCI Hospitality Holdings Inc.	21,896	863,578
Red Lion Hotels Corp.(a)	72,642	251,341
Red Robin Gourmet Burgers Inc.(a)(b)	39,067	751,258
Ruth’s Hospitality Group Inc.	81,556	1,445,988
Target Hospitality Corp.(a)(b)	75,699	119,604

		20,164,120

Household Durables — 2.5%
Bassett Furniture Industries Inc.	24,042	482,763
Beazer Homes USA Inc.(a)	72,281	1,095,057
Casper Sleep Inc.(a)	65,024	399,898
Century Communities Inc.(a)	73,603	3,222,339
Ethan Allen Interiors Inc.	57,092	1,153,829
Flexsteel Industries Inc.	17,958	627,991
Green Brick Partners Inc.(a)(b)	60,387	1,386,486
Hamilton Beach Brands Holding Co., Class A	17,255	302,135
Hooker Furniture Corp.	29,574	953,762
Hovnanian Enterprises Inc., Class A(a)	12,862	422,645
Legacy Housing Corp.(a)(b)	20,552	310,541
Lifetime Brands Inc.	30,867	469,179
Lovesac Co. (The)(a)(b)	24,785	1,067,986
M/I Homes Inc.(a)	69,797	3,091,309
Mohawk Group Holdings Inc.(a)(b)	22,579	388,585
Nephros Inc.(a)(b)	15,342	131,634
New Home Co. Inc. (The)(a)	26,742	125,420
Purple Innovation Inc.(a)	42,078	1,386,049
Tupperware Brands Corp.(a)	123,828	4,010,789
Turtle Beach Corp.(a)(b)	34,709	747,979
Universal Electronics Inc.(a)(b)	33,580	1,761,607
VOXX International Corp.(a)	51,049	651,385
Vuzix Corp.(a)(b)	75,464	685,213
ZAGG Inc.(a)(b)	73,612	306,962

		25,181,543

Household Products — 0.1%
Ocean Bio-Chem Inc.(b)	9,623	128,563
Oil-Dri Corp. of America	11,946	407,120

		535,683

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)(b)	234,013	491,427

Insurance — 0.8%
Citizens Inc./TX(a)(b)	127,449	730,283
Conifer Holdings Inc.(a)(b)	13,093	43,076
Crawford & Co., Class A, NVS	42,862	316,750
Donegal Group Inc., Class A	30,358	427,137
FedNat Holding Co.	33,404	197,752
Greenlight Capital Re Ltd., Class A(a)(b)	74,273	542,935
Hallmark Financial Services Inc.(a)	32,469	115,590
HCI Group Inc.	15,710	821,633
Heritage Insurance Holdings Inc.	63,941	647,722
Independence Holding Co.	12,661	519,101
Investors Title Co.	3,217	492,201
Kingstone Companies Inc.	24,648	163,909
Kingsway Financial Services Inc.(a)(b)	34,534	162,310
NI Holdings Inc.(a)	24,780	406,887
ProSight Global Inc.(a)	23,565	302,339
Protective Insurance Corp., Class B, NVS	23,794	326,216
Tiptree Inc.	64,936	325,979

Security	Shares	Value

Insurance (continued)
United Insurance Holdings Corp.	54,265	$310,396
Watford Holdings Ltd.(a)	43,408	1,501,917

		8,354,133

Interactive Media & Services — 0.5%
DHI Group Inc.(a)	124,684	276,798
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	184,199	799,424
QuinStreet Inc.(a)	122,361	2,623,420
Travelzoo(a)	16,276	153,645
TrueCar Inc.(a)	262,265	1,101,513

		4,954,800

Internet & Direct Marketing Retail — 2.0%
1847 Goedeker Inc.(a)	1,200	10,104
Blue Apron Holdings Inc., Class A(a)(b)	36,857	206,031
CarParts.com Inc.(a)	86,082	1,066,556
Duluth Holdings Inc., Class B(a)(b)	27,975	295,416
Lands’ End Inc.(a)(b)	29,496	636,229
Leaf Group Ltd.(a)	47,162	219,303
Liquidity Services Inc.(a)	70,935	1,128,576
Magnite Inc.(a)(b)	271,930	8,350,970
Overstock.com Inc.(a)(b)	107,884	5,175,196
PetMed Express Inc.	49,287	1,580,141
Remark Holdings Inc.(a)(b)	246,879	469,070
Trxade Group Inc.(a)(b)	8,558	45,272
Waitr Holdings Inc.(a)(b)	216,490	601,842

		19,784,706

IT Services — 1.8%
American Virtual Cloud Technologies Inc.(a)(b)	9,752	70,214
Brightcove Inc.(a)	100,615	1,851,316
Cass Information Systems Inc.	36,284	1,411,811
Computer Task Group Inc.(a)	36,751	224,916
CSP Inc.	8,617	66,609
Grid Dynamics Holdings Inc.(a)(b)	67,147	846,052
Hackett Group Inc. (The)	63,538	914,312
I3 Verticals Inc., Class A(a)(b)	45,957	1,525,772
Information Services Group Inc.(a)	92,198	302,410
International Money Express Inc.(a)	70,982	1,101,641
Limelight Networks Inc.(a)(b)	300,454	1,198,812
MoneyGram International Inc.(a)	152,062	831,019
Paysign Inc.(a)	79,293	367,920
PFSweb Inc.(a)	41,593	279,921
PRGX Global Inc.(a)	55,499	423,457
Priority Technology Holdings Inc.(a)	19,400	136,576
Research Solutions Inc/CA(a)(b)	41,916	97,664
ServiceSource International Inc.(a)	226,549	398,726
StarTek Inc.(a)	45,379	341,250
Tucows Inc., Class A(a)(b)	23,928	1,768,040
Unisys Corp.(a)(b)	156,302	3,076,023
Usio Inc.(a)(b)	31,911	85,202

		17,319,663

Leisure Products — 1.2%
American Outdoor Brands Inc.(a)	35,211	599,643
Clarus Corp.	58,636	902,995
Escalade Inc.	26,211	554,887
Johnson Outdoors Inc., Class A	13,171	1,483,450
Malibu Boats Inc., Class A(a)(b)	51,804	3,234,642
Marine Products Corp.	17,771	258,390
MasterCraft Boat Holdings Inc.(a)	46,804	1,162,611
Nautilus Inc.(a)(b)	76,814	1,393,406

8

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Smith & Wesson Brands Inc.	139,991	$2,484,840

		12,074,864

Life Sciences Tools & Services — 0.7%
Bioanalytical Systems Inc.(a)(b)	21,779	267,882
Champions Oncology Inc.(a)(b)	17,584	189,731
ChromaDex Corp.(a)(b)	104,679	502,459
Contra Aduro Biotech I(c)	33,109	99,327
Fluidigm Corp.(a)	182,104	1,092,624
Fortitude Gold Corp.	49,154	51,612
Harvard Bioscience Inc.(a)	98,135	420,999
Personalis Inc.(a)	60,956	2,231,599
Quanterix Corp.(a)	53,341	2,480,357

		7,336,590

Machinery — 2.2%
Blue Bird Corp.(a)	38,404	701,257
CIRCOR International Inc.(a)	50,392	1,937,069
Columbus McKinnon Corp./NY	58,310	2,241,436
Commercial Vehicle Group Inc.(a)	80,169	693,462
Douglas Dynamics Inc.	56,938	2,435,238
Eastern Co. (The)	13,934	335,809
Energy Recovery Inc.(a)(b)	102,066	1,392,180
ExOne Co. (The)(a)	30,530	289,730
Gencor Industries Inc.(a)	22,693	279,124
Graham Corp.	24,561	372,836
Hurco Companies Inc.	15,984	479,520
LB Foster Co., Class A(a)	24,610	370,381
Luxfer Holdings PLC	69,838	1,146,740
Lydall Inc.(a)(b)	43,281	1,299,728
Manitex International Inc.(a)	40,025	206,529
Manitowoc Co. Inc. (The)(a)	85,073	1,132,322
Mayville Engineering Co. Inc.(a)	18,872	253,262
Miller Industries Inc./TN	27,843	1,058,591
NN Inc.(a)	107,904	708,929
Park-Ohio Holdings Corp.	21,934	677,761
Perma-Pipe International Holdings Inc.(a)	26,725	161,954
Shyft Group Inc. (The)	87,324	2,478,255
Taylor Devices Inc.(a)	7,400	77,034
Titan International Inc.	131,773	640,417
Twin Disc Inc.(a)	27,017	212,083

		21,581,647

Marine — 0.3%
Eagle Bulk Shipping Inc.(a)(b)	16,103	305,957
Genco Shipping & Trading Ltd.	43,701	321,639
Pangaea Logistics Solutions Ltd.	29,408	81,460
Safe Bulkers Inc.(a)	130,792	170,030
Scorpio Bulkers Inc.	22,384	378,961
SEACOR Holdings Inc.(a)	50,207	2,081,080

		3,339,127

Media — 1.4%
A H Belo Corp., Class A	55,626	83,995
Beasley Broadcast Group Inc., Class A	23,669	35,267
Boston Omaha Corp., Class A(a)(b)	34,360	950,054
comScore Inc.(a)(b)	155,810	387,967
Cumulus Media Inc., Class A(a)(b)	39,841	347,414
Daily Journal Corp.(a)(b)	2,392	966,368
Emerald Holding Inc.	62,148	336,842
Entercom Communications Corp., Class A	298,366	736,964
Entravision Communications Corp., Class A	153,332	421,663
Fluent Inc.(a)	108,572	576,517

Security	Shares	Value

Media (continued)
Gannett Co. Inc.(a)	336,265	$1,129,850
Hemisphere Media Group Inc.(a)	44,085	456,721
Iheartmedia Inc., Class A(a)(b)	155,093	2,013,107
Marchex Inc., Class B(a)(b)	104,164	204,162
MDC Partners Inc., Class A(a)(b)	147,048	369,091
National CineMedia Inc.	156,888	583,623
Saga Communications Inc., Class A	8,429	202,465
Social Reality Inc., Class A(b)(c)	23,207	0	(d)
TechTarget Inc.(a)(b)	60,494	3,575,800
Townsquare Media Inc., Class A	25,452	169,510
Tribune Publishing Co.	41,069	562,645
Urban One Inc.(a)(b)	4,937	20,785

		14,130,810

Metals & Mining — 0.8%
Ampco-Pittsburgh Corp.(a)(b)	25,609	140,337
Caledonia Mining Corp. PLC	29,135	462,664
Contura Energy Inc.(a)	47,523	540,337
Friedman Industries Inc.	20,753	142,366
Gatos Silver Inc.(a)	59,244	771,949
Gold Resource Corp.	172,039	500,633
Haynes International Inc.	31,162	742,902
Olympic Steel Inc.	23,161	308,736
Paramount Gold Nevada Corp.(a)(b)	65,468	76,598
Ramaco Resources Inc.(a)(b)	26,979	77,700
Ryerson Holding Corp.(a)	40,915	558,081
Schnitzer Steel Industries Inc., Class A	65,199	2,080,500
SunCoke Energy Inc.	209,681	912,112
Synalloy Corp.(a)	21,584	168,355
TimkenSteel Corp.(a)	114,308	533,818
Universal Stainless & Alloy Products Inc.(a)	21,108	157,888

		8,174,976

Mortgage Real Estate Investment — 1.1%
AG Mortgage Investment Trust Inc.	83,992	247,776
Anworth Mortgage Asset Corp.	250,129	677,849
Ares Commercial Real Estate Corp.	77,414	922,001
Arlington Asset Investment Corp., Class A	83,085	314,061
Cherry Hill Mortgage Investment Corp.	39,695	362,812
Dynex Capital Inc.	57,096	1,016,309
Ellington Financial Inc.	104,153	1,545,630
Ellington Residential Mortgage REIT	23,876	311,343
Exantas Capital Corp.	76,117	303,707
Granite Point Mortgage Trust Inc.	137,469	1,373,315
Great Ajax Corp.	52,171	545,709
Lument Finance Trust Inc.	52,734	172,440
Manhattan Bridge Capital Inc.	19,837	103,351
Nexpoint Real Estate Finance Inc.	12,544	207,227
Orchid Island Capital Inc.	174,790	912,404
Ready Capital Corp.	105,995	1,319,638
Sachem Capital Corp.	52,511	218,446
Western Asset Mortgage Capital Corp.	150,061	489,199

		11,043,217

Multi-Utilities — 0.2%
Unitil Corp.	36,989	1,637,503

Oil, Gas & Consumable Fuels — 1.8%
Adams Resources & Energy Inc.	4,810	115,921
Amplify Energy Corp.	64,113	83,988
Ardmore Shipping Corp.	92,071	301,072
Battalion Oil Corp.(a)	7,856	65,205

9

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Berry Corp.	175,213	$644,784
Bonanza Creek Energy Inc.(a)	46,948	907,505
Centrus Energy Corp., Class A(a)(b)	17,213	398,137
Clean Energy Fuels Corp.(a)(b)	331,804	2,607,979
CONSOL Energy Inc.(a)	75,462	544,081
Contango Oil & Gas Co.(a)(b)	241,133	552,194
Diamond S Shipping Inc.(a)(b)	71,770	477,988
Dorian LPG Ltd.(a)(b)	96,732	1,179,163
Earthstone Energy Inc., Class A(a)	63,197	336,840
Energy Fuels Inc./Canada(a)(b)	330,321	1,407,167
Epsilon Energy Ltd.(a)	46,163	171,265
Evolution Petroleum Corp.	79,012	225,184
Falcon Minerals Corp.	99,588	313,702
Goodrich Petroleum Corp.(a)	24,834	250,575
Green Plains Inc.(a)	87,222	1,148,714
International Seaways Inc.	61,460	1,003,642
NACCO Industries Inc., Class A	10,492	275,940
Navios Maritime Acquisition Corp.(b)	28,830	89,085
NextDecade Corp.(a)	58,246	121,734
Nordic American Tankers Ltd.	376,850	1,111,707
Overseas Shipholding Group Inc., Class A(a)	173,265	370,787
Penn Virginia Corp.(a)(b)	35,260	357,889
PHX Minerals Inc.	50,051	115,117
REX American Resources Corp.(a)	14,255	1,047,315
SandRidge Energy Inc.(a)(b)	84,160	260,896
SilverBow Resources Inc.(a)(b)	19,219	102,053
Uranium Energy Corp.(a)(b)	483,818	851,520
W&T Offshore Inc.(a)(b)	248,327	538,870
Whiting Petroleum Corp.(a)	3,656	91,400

		18,069,419

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)	40,697	1,536,312
Verso Corp., Class A	78,063	938,317

		2,474,629

Personal Products — 0.2%
Lifevantage Corp.(a)(b)	34,405	320,655
Natural Alternatives International Inc.(a)	14,599	152,122
Natural Health Trends Corp.	18,689	91,763
Nature’s Sunshine Products Inc.(a)	23,097	345,300
United-Guardian Inc.	7,175	102,459
Veru Inc.(a)(b)	135,473	1,171,841

		2,184,140

Pharmaceuticals — 3.1%
AcelRx Pharmaceuticals Inc.(a)(b)	208,658	258,736
Aclaris Therapeutics Inc.(a)(b)	109,064	705,644
Adolor Corp. Escrow(c)	77,501	1
Agile Therapeutics Inc.(a)(b)	175,207	502,844
ANI Pharmaceuticals Inc.(a)	23,798	691,094
Aquestive Therapeutics Inc.(a)(b)	52,317	279,896
Avenue Therapeutics Inc.(a)(b)	18,271	108,712
Aytu BioScience Inc.(a)	6,151	36,783
Baudax Bio Inc.(a)	39,454	39,849
BioDelivery Sciences International Inc.(a)	229,348	963,262
Cara Therapeutics Inc.(a)(b)	106,007	1,603,886
Cassava Sciences Inc.(a)(b)	81,917	558,674
Cerecor Inc.(a)	90,893	239,958
Chiasma Inc.(a)	130,098	565,926
Clearside Biomedical Inc.(a)(b)	95,175	260,780
Collegium Pharmaceutical Inc.(a)	87,063	1,743,872

Security	Shares	Value

Pharmaceuticals (continued)
CorMedix Inc.(a)	79,780	$592,765
Cumberland Pharmaceuticals Inc.(a)(b)	27,562	81,032
Cymabay Therapeutics Inc.(a)	177,490	1,018,793
Durect Corp.(a)	524,201	1,085,096
Eloxx Pharmaceuticals Inc.(a)(b)	68,399	272,228
Eton Pharmaceuticals Inc.(a)(b)	38,700	314,631
Evofem Biosciences Inc.(a)(b)	198,792	479,089
Evoke Pharma Inc.(a)(b)	65,406	168,748
Evolus Inc.(a)(b)	57,012	191,560
Eyenovia Inc.(a)	35,365	214,312
Fulcrum Therapeutics Inc.(a)	36,654	429,218
Graybug Vision Inc.(a)(b)	16,155	468,818
Harrow Health Inc.(a)	59,217	406,229
Hoth Therapeutics Inc.(a)(b)	25,320	60,008
IMARA Inc.(a)(b)	18,967	418,222
Kala Pharmaceuticals Inc.(a)(b)	102,324	693,757
Kaleido Biosciences Inc.(a)(b)	30,282	275,566
Lannett Co. Inc.(a)	82,452	537,587
Liquidia Corp.(a)(b)	69,295	204,420
Lyra Therapeutics Inc.(a)	10,614	121,000
Marinus Pharmaceuticals Inc.(a)(b)	64,759	790,060
Ocular Therapeutix Inc.(a)(b)	172,899	3,579,009
Omthera Pharmaceuticals Inc., NVS(c)	60,904	15,716
Opiant Pharmaceuticals Inc.(a)	10,415	84,153
Optinose Inc.(a)(b)	90,002	372,608
Oramed Pharmaceuticals Inc.(a)(b)	53,220	225,653
Osmotica Pharmaceuticals PLC(a)(b)	34,351	141,526
Otonomy Inc.(a)	72,455	468,784
Paratek Pharmaceuticals Inc.(a)(b)	113,294	709,220
Petros Pharmaceuticals Inc., NVS(a)	9,087	39,983
Provention Bio Inc.(a)(b)	120,732	2,045,200
Pulmatrix Inc.(a)(b)	87,899	104,600
Recro Pharma Inc.(a)	48,522	138,288
Restorbio Inc.(b)	8,569	17,755
Satsuma Pharmaceuticals Inc.(a)	24,011	110,691
scPharmaceuticals Inc.(a)	18,181	96,178
SIGA Technologies Inc.(a)(b)	134,980	981,305
Strongbridge Biopharma PLC(a)	94,115	228,699
Tarsus Pharmaceuticals Inc.(a)(b)	15,219	629,001
TFF Pharmaceuticals Inc.(a)(b)	40,020	573,086
Trevi Therapeutics Inc.(a)	13,813	33,427
Verrica Pharmaceuticals Inc.(a)(b)	32,365	372,521
VYNE Therapeutics Inc.(a)	372,311	588,251
WaVe Life Sciences Ltd.(a)	81,619	642,342
Xeris Pharmaceuticals Inc.(a)	118,270	581,888
Yumanity Therapeutics Inc.(a)(b)	6,426	109,242
Zynerba Pharmaceuticals Inc.(a)(b)	74,114	244,576

		30,516,758

Professional Services — 1.5%
Acacia Research Corp.(a)	105,366	415,142
Akerna Corp.(a)(b)	23,619	76,526
Barrett Business Services Inc.	19,013	1,296,877
BG Staffing Inc.	22,765	307,100
CRA International Inc.	19,064	970,930
DLH Holdings Corp.(a)	14,311	133,379
Forrester Research Inc.(a)	28,654	1,200,603
Franklin Covey Co.(a)	31,686	705,647
GP Strategies Corp.(a)	32,822	389,269
Heidrick & Struggles International Inc.	48,358	1,420,758
Hill International Inc.(a)(b)	113,296	217,528

10

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
HireQuest Inc.	1,000	$9,970
Kelly Services Inc., Class A, NVS	85,357	1,755,793
Kforce Inc.	49,869	2,098,986
Mastech Digital Inc.(a)	10,099	160,574
Mistras Group Inc.(a)	48,151	373,652
Red Violet Inc.(a)(b)	17,234	449,980
Rekor Systems Inc.(a)(b)	52,561	424,167
Resources Connection Inc.	77,736	977,141
Willdan Group Inc.(a)(b)	26,595	1,109,011

		14,493,033

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)	13,235	170,467
American Realty Investors Inc.(a)	4,120	44,908
eXp World Holdings Inc.(a)	62,958	3,973,909
Fathom Holdings Inc.(a)(b)	12,471	449,455
Forestar Group Inc.(a)	41,083	829,055
FRP Holdings Inc.(a)(b)	16,861	768,018
Indus Realty Trust Inc.	2,740	171,250
Maui Land & Pineapple Co. Inc.(a)	20,309	234,163
Rafael Holdings Inc., Class B(a)(b)	24,147	563,108
Tejon Ranch Co.(a)	54,731	790,863
Trinity Place Holdings Inc.(a)(b)	41,201	51,501

		8,046,697

Road & Rail — 0.3%
Covenant Logistics Group Inc.(a)(b)	29,466	436,391
Daseke Inc.(a)(b)	116,392	676,238
HyreCar Inc.(a)	39,218	280,017
PAM Transportation Services Inc.(a)(b)	4,647	227,703
U.S. Xpress Enterprises Inc., Class A(a)	56,237	384,661
Universal Logistics Holdings Inc.	19,985	411,491
USA Truck Inc.(a)(b)	20,759	185,378
YRC Worldwide Inc.(a)	89,150	394,934

		2,996,813

Semiconductors & Semiconductor Equipment — 2.8%
Aehr Test Systems(a)	53,597	135,600
Alpha & Omega Semiconductor Ltd.(a)	53,200	1,257,648
Amtech Systems Inc.(a)	31,874	203,356
Atomera Inc.(a)(b)	42,328	681,058
AXT Inc.(a)(b)	99,959	956,608
CEVA Inc.(a)	55,677	2,533,303
Cohu Inc.	103,852	3,965,069
CyberOptics Corp.(a)	18,045	409,441
DSP Group Inc.(a)(b)	57,766	958,338
Everspin Technologies Inc.(a)(b)	35,743	164,418
GSI Technology Inc.(a)	43,636	322,906
Ichor Holdings Ltd.(a)	56,537	1,704,308
Impinj Inc.(a)(b)	43,400	1,817,158
inTEST Corp.(a)	25,033	162,462
NeoPhotonics Corp.(a)(b)	125,214	1,138,195
NVE Corp.	11,698	657,194
PDF Solutions Inc.(a)	73,701	1,591,942
Photronics Inc.(a)	158,539	1,769,295
Pixelworks Inc.(a)	100,975	284,749
QuickLogic Corp.(a)	27,186	103,035
SiTime Corp.(a)(b)	23,389	2,617,931
SMART Global Holdings Inc.(a)(b)	36,336	1,367,324
Ultra Clean Holdings Inc.(a)	101,160	3,151,134

		27,952,472

Security	Shares	Value

Software — 3.9%
A10 Networks Inc.(a)	152,133	$1,500,031
Agilysys Inc.(a)	46,893	1,799,753
American Software Inc./GA, Class A	75,825	1,301,915
Asure Software Inc.(a)(b)	33,212	235,805
AudioEye Inc.(a)(b)	13,842	357,539
Aware Inc./MA(a)	34,663	121,321
ChannelAdvisor Corp.(a)	70,618	1,128,476
Digimarc Corp.(a)(b)	30,209	1,427,073
Digital Turbine Inc.(a)(b)	212,662	12,028,163
Domo Inc., Class B(a)(b)	65,623	4,184,779
eGain Corp.(a)(b)	52,902	624,773
GTY Technology Holdings Inc.(a)	114,710	594,198
Intelligent Systems Corp.(a)(b)	18,979	761,248
Issuer Direct Corp.(a)	7,362	128,909
Mind CTI Ltd.	58,889	152,523
Mitek Systems Inc.(a)(b)	101,903	1,811,835
OneSpan Inc.(a)	84,449	1,746,405
Park City Group Inc.(a)	32,660	156,441
Rimini Street Inc.(a)	60,265	266,974
Riot Blockchain Inc.(a)	124,630	2,117,464
Seachange International Inc.(a)	71,926	100,696
SharpSpring Inc.(a)	23,026	374,863
ShotSpotter Inc.(a)(b)	20,376	768,175
Smith Micro Software Inc.(a)(b)	86,798	470,445
Synacor Inc.(a)	94,533	128,565
Synchronoss Technologies Inc.(a)(b)	101,488	476,994
Telenav Inc.(a)	84,802	398,569
Verb Technology Co. Inc.(a)(b)	99,425	164,051
Veritone Inc.(a)	59,607	1,695,819
VirnetX Holding Corp.	161,634	814,635
Zix Corp.(a)(b)	138,779	1,197,663

		39,036,100

Specialty Retail — 3.9%
America’s Car-Mart Inc./TX(a)	15,898	1,746,236
At Home Group Inc.(a)	135,875	2,100,627
Barnes & Noble Education Inc.(a)	107,474	499,754
Blink Charging Co.(a)(b)	63,696	2,723,004
Boot Barn Holdings Inc.(a)	71,965	3,120,402
Build-A-Bear Workshop Inc.(a)	33,247	141,965
Caleres Inc.	90,603	1,417,937
Cato Corp. (The), Class A	52,126	499,888
Chico’s FAS Inc.	295,590	469,988
Citi Trends Inc.	25,127	1,248,309
Conn’s Inc.(a)(b)	43,505	508,573
Container Store Group Inc. (The)(a)	49,838	475,455
Envela Corp.(a)	21,034	109,377
Express Inc.(a)(b)	154,943	140,998
GameStop Corp., Class A(a)(b)	145,027	2,732,309
Genesco Inc.(a)(b)	36,502	1,098,345
GrowGeneration Corp.(a)	92,739	3,729,963
Haverty Furniture Companies Inc.	41,459	1,147,171
Hibbett Sports Inc.(a)(b)	41,606	1,921,365
Lazydays Holdings Inc.(a)(b)	14,142	229,807
LMP Automotive Holdings Inc.(a)(b)	14,434	360,417
Lumber Liquidators Holdings Inc.(a)	72,186	2,218,998
MarineMax Inc.(a)(b)	52,084	1,824,503
OneWater Marine Inc., Class A(a)(b)	21,213	617,086
Shoe Carnival Inc.	23,249	910,896
Sportsman’s Warehouse Holdings Inc.(a)	108,345	1,901,455
Tilly’s Inc., Class A	56,544	461,399

11

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
TravelCenters of America Inc.(a)(b)	29,345	$956,647
Winmark Corp.	7,585	1,409,293
Zumiez Inc.(a)	52,677	1,937,460

		38,659,627

Technology Hardware, Storage & Peripherals — 0.4%
AstroNova Inc.	18,298	194,874
Avid Technology Inc.(a)(b)	80,091	1,271,044
Eastman Kodak Co.(a)(b)	39,484	321,400
Immersion Corp.(a)	45,528	514,011
Intevac Inc.(a)	60,463	435,938
One Stop Systems Inc.(a)	30,155	120,620
Quantum Corp.(a)(b)	73,480	449,698
TransAct Technologies Inc.	18,371	130,434

		3,438,019

Textiles, Apparel & Luxury Goods — 0.6%
Crown Crafts Inc.	21,731	155,377
Culp Inc.	30,361	481,829
Delta Apparel Inc.(a)(b)	15,895	319,013
Fossil Group Inc.(a)	118,548	1,027,811
Jerash Holdings U.S. Inc.	9,366	56,009
Lakeland Industries Inc.(a)(b)	19,657	535,653
Movado Group Inc.	39,387	654,612
Rocky Brands Inc.	17,213	483,169
Superior Group of Companies Inc.	27,206	632,267
Unifi Inc.(a)	34,728	616,075
Vera Bradley Inc.(a)	50,861	404,853
Vince Holding Corp.(a)(b)	7,396	47,039

		5,413,707

Thrifts & Mortgage Finance — 2.0%
Bogota Financial Corp.(a)	16,144	143,843
Bridgewater Bancshares Inc.(a)	54,517	680,917
Broadway Financial Corp./DE(a)	46,522	86,066
CBM Bancorp Inc.	11,363	150,901
CF Bankshares Inc.	10,395	179,106
ESSA Bancorp. Inc.	25,448	381,720
Federal Agricultural Mortgage Corp., Class C, NVS	22,990	1,707,008
First Seacoast Bancorp.(a)	5,489	48,578
FS Bancorp. Inc.	9,838	539,122
Hingham Institution For Savings (The)	3,206	692,496
Home Bancorp. Inc.	19,673	550,647
HomeStreet Inc.	54,176	1,828,440
Impac Mortgage Holdings Inc.(a)	27,108	82,408
Luther Burbank Corp.	51,944	509,051
Merchants Bancorp./IN	23,506	649,471
Meridian Bancorp. Inc.	122,627	1,828,369
MMA Capital Holdings Inc.(a)	11,589	285,089
OP Bancorp.	34,658	266,867
PCSB Financial Corp.	39,921	636,341
Pioneer Bancorp. Inc./NY(a)	33,444	353,503
Ponce de Leon Federal Bank(a)(b)	21,299	223,853
Premier Financial Corp.	93,823	2,157,929
Provident Bancorp Inc.	42,033	504,396
Provident Financial Holdings Inc.	17,377	272,993
Prudential Bancorp. Inc.	21,279	294,714
Randolph Bancorp Inc.(a)	13,424	296,133
Rhinebeck Bancorp Inc.(a)	12,568	107,331
Riverview Bancorp. Inc.	58,573	308,094
Security National Financial Corp., Class A(a)	26,888	224,515
Severn Bancorp. Inc.	28,374	202,590

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp. Inc.	18,460	$561,922
Sterling Bancorp Inc./MI	42,181	191,502
Territorial Bancorp. Inc.	21,312	512,127
Timberland Bancorp. Inc./WA	19,328	468,897
Velocity Financial Inc.(a)(b)	21,930	136,624
Waterstone Financial Inc.	54,827	1,031,844
Western New England Bancorp Inc.	59,789	411,946

		19,507,353

Tobacco — 0.1%
Turning Point Brands Inc.(b)	30,215	1,346,380

Trading Companies & Distributors — 0.9%
Alta Equipment Group Inc.(a)	43,054	425,373
BlueLinx Holdings Inc.(a)	22,940	671,224
CAI International Inc.	42,246	1,319,765
DXP Enterprises Inc./TX(a)	41,105	913,764
EVI Industries Inc.(a)(b)	12,479	373,372
Foundation Building Materials Inc.(a)	51,466	988,662
General Finance Corp.(a)	26,503	225,541
Houston Wire & Cable Co.(a)	38,395	107,122
Huttig Building Products Inc.(a)(b)	67,278	246,910
Lawson Products Inc./DE(a)(b)	11,390	579,865
Nesco Holding Inc.(a)(b)	33,893	249,791
Titan Machinery Inc.(a)	48,649	951,088
Transcat Inc.(a)	17,738	615,154
Veritiv Corp.(a)	32,644	678,669
Willis Lease Finance Corp.(a)	7,526	229,242

		8,575,542

Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS	21,205	786,281
Cadiz Inc.(a)(b)	53,015	564,610
Consolidated Water Co. Ltd.	35,907	432,679
Global Water Resources Inc.	33,886	488,297
Pure Cycle Corp.(a)(b)	49,050	550,832
York Water Co. (The)	33,268	1,550,289

		4,372,988

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)	110,842	1,409,910
Gogo Inc.(a)(b)	140,109	1,349,250
Spok Holdings Inc.	47,485	528,508

		3,287,668

Total Common Stocks — 99.7% (Cost: $846,006,699)		987,211,771

Preferred Stocks

Hotels, Restaurants & Leisure — 0.0%
FAT Brands Inc., 8.25%	960	15,907

Total Preferred Stocks — 0.0% (Cost: $12,564)		15,907

Short-Term Investments

Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(e)(f)(g)	175,565,977	175,671,317

12

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,770,000	$1,770,000

		177,441,317

Total Short-Term Investments — 17.9% (Cost: $177,361,276)		177,441,317

Total Investments in Securities — 117.6% (Cost: $1,023,380,539)		1,164,668,995

Other Assets, Less Liabilities — (17.6)%		(174,524,019)

Net Assets — 100.0%		$990,144,976

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$119,510,007	$56,061,242	(a)	$—	$11,191	$88,877	$175,671,317	175,565,977	$3,246,209	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	610,000	(a)	—	—	—	1,770,000	1,770,000	1,478		—

					$11,191	$88,877	$177,441,317		$3,247,687		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	26	03/19/21	$2,567	$42,804

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

13

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Micro-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$987,010,127	$83,250	$118,394	$987,211,771
Preferred Stocks	15,907	—	—	15,907
Money Market Funds	177,441,317	—	—	177,441,317

	$1,164,467,351	$83,250	$118,394	$1,164,668,995

Derivative financial instruments(a)
Assets
Futures Contracts	$42,804	$—	$—	$42,804

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

14